Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares
Significant Accounting Policies (textual)
Inventory write-off	$ 92	$ 192
Amortization period of the brand name	4 years 1 month 6 days
Amortization expenses	$ 64	63	$ 106
WACC	15.10%
Long-term growth rate	2.00%
Severance costs	$ 240	202	141
Provision for doubtful accounts	$ 10	$ (85)	$ 43
Number of operating segments | Segment		2
Anti-dilutive securities | shares	283,670	404,894	319,530
Derivative liability	$ 32	$ 17
Material assumptions used for income approach period	5 years
Income tax likelihood percentage, description	The tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.